ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - Schedule of Accrued Expenses and Other Liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued advertising and marketing fees	¥ 22,576	¥ 66,786
Payables related to service fees and others	59,403	26,488
Amounts due to customers for the segregated bank balances held on their behalf	42,953	153,701
Deposits	633	586
Value added taxes and surcharges	6,980	1,165
Other	1,473	1,620
Total accrued expenses and other current liabilities	¥ 134,018	¥ 250,346